Administrative Expenses	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Administration Expenses	ADMINISTRATIVE EXPENSES
The Plan provides that administrative expenses shall be paid by the Plan unless the Company, in its discretion, pays the expenses. Beginning in 2025, the plan began charging a quarterly administrative fee to participants, which was used to fund plan administrative expenses (in lieu of revenue sharing, see Note 2 – Summary of Significant Accounting Policies). A few expenses, such as review and processing of qualified domestic relations orders, are paid by the Plan and charged to participant accounts.